OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 9. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2017	2018
Loans receivable - current	64	29
Less: Allowance for loans receivable - current	(30)	(29)
Other receivables	34	3
Other	125	121
	$193	$124

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2016, 2017 and 2018:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$28	$28	$30
Reversal for collection of bad debt	—	—	—
Translation adjustment	—	2	(1)
Balance at end of year	$28	$30	$29